Document And Entity Information	Mar. 19, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Document Period End Date	Mar. 19, 2026
Entity Registrant Name	CLEANSPARK, INC.
Entity Central Index Key	0000827876
Entity Emerging Growth Company	false
Entity File Number	001-39187
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	87-0449945
Entity Address, Address Line One	10624 S. Eastern Ave.
Entity Address, Address Line Two	Suite A - 638
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89052
City Area Code	(702)
Local Phone Number	989-7692
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CLSK
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each exercisable for 0.069593885 shares of common stock at an exercise price of $165.24 per whole share
Trading Symbol	CLSKW
Security Exchange Name	NASDAQ